UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               -----------------
Check here if Amendment: |_|; Amendment Number: ___

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                    entries.

Institutional Investment Manager Filing this Report:

Name:    OrbiMed Advisers Inc.
Address: 767 Third Avenue, 6th Floor
         New York, NY 10010

Form 13F File Number: 28-6776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Samuel D. Isaly
Title: President
Phone: (212) 739-6400

Signature, Place, and Date of Signing:

  Samuel D. Isaly               New York, NY              February 15, 2001
   [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        80

Form 13F Information Table Value Total: $1,677,899,654

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
2         28-6774                       OrbiMed Advisors LLC




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
                                                   FORM 13F INFORMATION TABLE

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        Column 1               Column 2    Column 3      Column 4       Column 5          Column 6             Column 7    Column 8
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                                                                                                                          Voting
                                                                                   Investment Discretion                 Authority
                                                                                                                          (Shares)
                                Title of   CUSIP        Market                            Shared    Shared      Other         Shared
     Name of Issuer              Class     Number       Value             SHRS    Sole    Defined   Other      Managers  Sole  None
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
Abbott Laboratories              COM      284100        60,643,750     1,252,000   X                                     1,252,000

Abbott Laboratories              COM      284100        15,403,125       318,000   X                              2        318,000

Abgenix, Inc                     COM      00339B107     27,783,000       470,400   X                                       470,400

Abgenix, Inc                     COM      00339B107     22,987,125       389,200   X                              2        389,200

Acacia Research Corp.            COM      3881109        1,644,094        92,300   X                                        92,300

Acacia Research Corp.            COM      3881109        1,628,062        91,400   X                              2         91,400

Adolor Corp.                     COM      00724X102      7,016,988       318,954   X                                       318,954

Adolor Corp.                     COM      00724X102      7,016,988       318,954   X                              2        318,954

Alexion Pharmaceuticals, Inc.    COM      015351109     13,636,875       210,000   X                                       210,000

Alexion Pharmaceuticals, Inc.    COM      015351109      9,740,625       150,000   X                              2        150,000

Alza Corp.                       COM      22615108      47,727,500     1,123,000   X                                     1,123,000

Alza Corp.                       COM      22615108       9,945,000       234,000   X                              2        234,000

American Home Products           COM      26609107      60,118,300       946,000   X                                       946,000

American Home Products           COM      26609107      48,742,850       767,000   X                              2        767,000

Applera Corp-Celera Genomics     COM      38020202      26,317,062       728,500   X                                       728,500

Applera Corp-Celera Genomics     COM      38020202       6,899,875       191,000   X                              2        191,000

Amgen Inc.                       COM      31162100      46,418,625       726,000   X                                       726,000

Amgen Inc.                       COM      31162100      21,227,250       332,000   X                              2        332,000

Arena Pharma.                    COM      40047102      12,896,279       832,018   X                                       832,018

Arqule Inc.                      COM      04269E107     19,392,000       606,000   X                              1        606,000

Arqule Inc.                      COM      04269E107     13,664,000       427,000   X                              2        427,000

Aviron                           COM      053762100     23,170,575       346,800   X                                       346,800

Aviron                           COM      053762100     14,464,906       216,500   X                              2        216,500

Bio-Technology General           COM      090578105     19,174,687     2,715,000   X                                     2,715,000

Bio-Technology General           COM      090578105     13,046,556     1,847,300   X                              2      1,847,300

Caliper Technologies             COM      130876105     33,595,600       714,800   X                                       714,800

Caliper Technologies             COM      130876105     25,262,500       537,500   X                              2        537,500

Celgene Corp.                    COM      151020104      1,960,107        60,311   X                              2         60,311

Chiron Corp.                     COM      170040109     43,521,000       978,000   X                                       978,000

Chiron Corp.                     COM      170040109     10,902,500       245,000   X                              2        245,000

Ciphergen Biosystems             COM      17252Y104      3,225,514       243,435   X                                       243,435

Ciphergen Biosystems             COM      17252Y104      2,940,546       221,928   X                              2        221,928

Compugen Ltd                     COM      1085208        2,225,625       356,100   X                                       356,100

Compugen Ltd                     COM      1085208          643,125       102,900   X                              2        102,900

COR Therapeutics Inc.            COM      217753102     30,736,281       873,500   X                                       873,500

COR Therapeutics Inc.            COM      217753102      7,776,437       221,000   X                              2        221,000

Discovery Laboratories Inc.      COM      2546681C6     14,816,457     3,512,049   X                              2      3,512,049

Eli Lilly & Company              COM      532457108     61,421,250       660,000   X                                       660,000

Eli Lilly & Company              COM      532457108     47,648,000       512,000   X                              2        512,000

Enchira Biotech                  COM      29251Q107      3,472,656       635,000   X                                       635,000

Enchira Biotech                  COM      29251Q107      3,390,625       620,000   X                              2        620,000

Enzon Inc.                       COM      293904108     18,618,750       491,000   X                                       491,000

Enzon Inc.                       COM      293904108      6,206,250       100,000   X                              2        100,000

Forest Laboratories - CL A       COM      345838106     30,694,125       231,000   X                                       231,000

Forest Laboratories - CL A       COM      345838106     33,484,500       252,000   X                              2        252,000

Genta Inc.                       COM      37245M207      2,000,000       250,000   X                              2        250,000

Genzyme Corp. General Division   COM      372917104     63,497,224       706,015   X                                       706,015

Genzyme Corp. General Division   COM      372917104     41,170,509       457,768   X                              2        457,768

Gilead Sciences Inc.             COM      375558103     38,483,000       464,000   X                                       464,000

Gilead Sciences Inc.             COM      375558103     27,701,125       334,000   X                              2        334,000

ICN Pharmaceuticals              COM      44892410       6,597,812       215,000   X                                       215,000

ICN Pharmaceuticals              COM      44892410       7,272,937       237,000   X                             2         237,000

Incyte Pharma                    COM      45337C102      6,139,150       246,800   X                                       246,800

Incyte Pharma                    COM      45337C102     10,402,725       418,200   X                             2         418,200

Insmed Incorporated              COM      457669208        366,695       105,714   X                                       105,714

Insmed Incorporated              COM      457669208        624,377       180,000   X                             2         180,000

Molecular Devices Corp           COM      60851C107      7,081,228       103,470   X                                       103,470

Neopharm                         COM      640919106      7,177,312       189,500   X                                       189,500

Neopharm                         COM      640919106      7,385,625       195,000   X                             2         195,000

Orapharma Inc.                   COM      68554E106     13,065,825       986,100   X                                       986,100

Orchid Biosciences               COM      68571P100     15,508,486     1,107,749   X                                     1,107,749

Orchid Biosciences               COM      68571P100     19,340,720     1,381,480   X                             2       1,381,480

Orphan Medical, Inc.             COM      687303107      9,675,625       685,000   X                                       685,000

Orphan Medical, Inc.             COM      687303107      8,192,500       580,000   X                            2         580,000

Pfizer Inc.                      COM      717081103     85,721,000     1,863,500   X                                    1,863,500

Pfizer Inc.                      COM      717081103     73,140,000     1,590,000   X                            2      1,590,000

Pharmacia Corp.                  COM      71713U102     74,054,000     1,214,000   X                                   1,214,000

Pharmacia Corp.                  COM      71713U102     47,183,500       773,500   X                            2        773,500

Pharmacopeia Inc.                COM      71713B104     30,755,625     1,410,000   X                                   1,410,000

Pharmacopeia Inc.                COM      71713B104     11,691,500       536,000   X                            2        536,000

Praecis Pharmaceutical, Inc.     COM      739421105     28,995,525       991,300   X                                     991,300

Praecis Pharmaceutical, Inc.     COM      739421105     27,898,123       953,782   X                            2        953,782

Repligen Corp.                   COM      759916109        597,375       177,000   X                                     177,000

Repligen Corp.                   COM      759916109        631,125       187,000   X                            2        187,000

SangStat Medical Corp.           COM      801003104     12,526,937     1,054,900   X                                   1,054,900

SangStat Medical Corp.           COM      801003104     12,291,812     1,035,100   X                            2      1,035,100

Telik Inc.                       COM      87959M109      1,152,750       174,000   X                                     174,000

Transgenomic Inc.                COM      89365K206        672,000        64,000   X                                      64,000

Tularik Inc.                     COM      899165104     25,934,437       881,000   X                                     881,000

Tularik Inc.                     COM      899165104     19,723,125       670,000   X                            2        670,000

Total                                                1,677,899,654    49,634,727                                      49,634,727
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